12. Exploration costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Total all locations	$ 498	$ 1,898
United States [Member]
Total all locations	271	1,533
Mongolia [Member]
Total all locations	189	348
Other [Member]
Total all locations	$ 38	$ 17